John Hancock
Emerging Markets Debt Fund
Quarterly portfolio holdings 11/30/2023

Fund’s investments
As of 11-30-23 (unaudited)
	Rate (%)	Maturity date		Par value^	Value
Foreign government obligations 49.6%					$439,896,455
(Cost $531,810,082)
Angola 0.7%					5,863,876
Republic of Angola
Bond	8.750	04-14-32		4,300,000	3,590,500
Bond (A)	9.125	11-26-49		3,000,000	2,273,376
Argentina 1.6%					14,097,303
Provincia de Buenos Aires
Bond (6.375% to 9-1-24, then 6.625% thereafter) (A)	6.375	09-01-37		10,689,333	3,890,917
Provincia de Rio Negro
Bond (A)	6.875	03-10-28		2,462,111	1,428,024
Republic of Argentina
Bond (3.625% to 7-9-24, then 4.125% to 7-9-27, then 4.750% to 7-9-28, then 5.000% thereafter)	3.625	07-09-35		27,207,840	8,778,362
Armenia 0.3%					3,110,352
Republic of Armenia
Bond (A)	3.600	02-02-31		4,000,000	3,110,352
Bahrain 2.5%					22,267,487
Kingdom of Bahrain
Bond (A)	5.250	01-25-33		6,000,000	5,206,008
Bond	6.750	09-20-29		3,400,000	3,403,386
Bond (A)	7.375	05-14-30		8,700,000	8,906,016
Bond (A)	7.750	04-18-35		4,650,000	4,752,077
Brazil 2.1%					18,499,086
Federative Republic of Brazil
Note	10.000	01-01-27	BRL	88,000,000	18,499,086
Colombia 2.0%					18,003,172
Republic of Colombia
Bond	3.125	04-15-31		7,770,000	5,999,469
Bond	5.000	06-15-45		6,900,000	4,879,910
Bond	5.200	05-15-49		3,000,000	2,125,479
Bond	7.500	02-02-34		5,000,000	4,998,314
Costa Rica 0.6%					5,310,938
Republic of Costa Rica
Bond	7.300	11-13-54		5,200,000	5,310,938
Dominican Republic 2.2%					19,916,324
Government of Dominican Republic
Bond (A)	5.300	01-21-41		5,000,000	4,033,020
Bond (A)	5.875	01-30-60		5,350,000	4,292,285
Bond	5.875	01-30-60		1,500,000	1,203,301
Bond (A)	5.950	01-25-27		1,500,000	1,475,386
Bond	5.950	01-25-27		900,000	885,231
Bond	6.850	01-27-45		5,800,000	5,367,335
Bond (A)	6.875	01-29-26		2,650,000	2,659,766
Egypt 2.5%					21,724,531
Arab Republic of Egypt
Bond (A)	3.875	02-16-26		5,000,000	3,880,860
Bond (A)	5.875	06-11-25		3,000,000	2,697,190
Bond (A)	7.500	01-31-27		3,700,000	2,886,888
Bond (A)	7.903	02-21-48		9,200,000	5,059,264
Bond	7.903	02-21-48		2,000,000	1,099,840
Bond	8.500	01-31-47		4,600,000	2,622,589
Bond (A)	8.875	05-29-50		6,000,000	3,477,900
2	JOHN HANCOCK EMERGING MARKETS DEBT FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
El Salvador 0.7%					$5,819,657
Republic of El Salvador
Bond	6.375	01-18-27		2,250,000	1,898,461
Bond	9.500	07-15-52		5,000,000	3,921,196
Georgia 0.1%					907,570
Republic of Georgia
Bond (A)	2.750	04-22-26		1,000,000	907,570
Ghana 0.6%					5,559,073
Republic of Ghana
Bond	7.625	05-16-29		3,275,000	1,395,740
Bond (A)	7.875	02-11-35		1,200,000	514,236
Bond	8.125	01-18-26		3,150,000	1,403,010
Bond	8.950	03-26-51		5,300,000	2,246,087
Guatemala 0.7%					6,305,709
Republic of Guatemala
Bond	6.600	06-13-36		6,550,000	6,305,709
Honduras 0.1%					985,741
Republic of Honduras
Bond (A)	6.250	01-19-27		1,050,000	985,741
Hungary 1.4%					12,255,231
Republic of Hungary
Bond (A)	6.125	05-22-28		2,800,000	2,844,526
Bond	6.250	09-22-32		9,230,000	9,410,705
India 2.0%					18,041,216
Republic of India
Bond	6.100	07-12-31	INR	1,620,000,000	18,041,216
Indonesia 1.2%					10,991,848
Republic of Indonesia
Bond	6.625	02-17-37		2,421,000	2,702,878
Bond	7.000	09-15-30	IDR	127,000,000,000	8,288,970
Iraq 0.6%					5,211,034
Republic of Iraq
Bond	5.800	01-15-28		5,668,875	5,211,034
Ivory Coast 0.8%					7,359,986
Republic of Ivory Coast
Bond (A)	4.875	01-30-32	EUR	8,350,000	7,359,986
Kenya 0.5%					4,861,244
Republic of Kenya
Bond (A)	8.000	05-22-32		3,000,000	2,520,000
Bond (A)	8.250	02-28-48		3,100,000	2,341,244
Mexico 1.1%					9,771,762
Government of Mexico
Bond	5.750	03-05-26	MXN	185,000,000	9,771,762
Morocco 0.9%					8,108,781
Kingdom of Morocco
Bond (A)	4.000	12-15-50		6,500,000	4,294,485
Bond (A)	5.950	03-08-28		3,800,000	3,814,296
Namibia 0.4%					3,287,868
Republic of Namibia
Bond (A)	5.250	10-29-25		3,400,000	3,287,868
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS DEBT FUND	3

	Rate (%)	Maturity date	Par value^	Value
Nigeria 2.1%				$18,504,739
Federal Republic of Nigeria
Bond	7.625	11-28-47	2,550,000	1,848,495
Bond (A)	7.696	02-23-38	2,600,000	1,974,284
Bond (A)	7.875	02-16-32	2,000,000	1,689,640
Bond	7.875	02-16-32	4,500,000	3,801,690
Bond (A)	8.375	03-24-29	5,500,000	5,054,060
Bond	9.248	01-21-49	5,000,000	4,136,570
Oman 2.5%				22,332,689
Sultanate of Oman
Bond	6.750	01-17-48	11,500,000	11,197,734
Bond (A)	7.000	01-25-51	6,250,000	6,285,750
Bond	7.375	10-28-32	4,400,000	4,849,205
Panama 1.8%				15,942,126
Republic of Panama
Bond	2.252	09-29-32	7,300,000	5,099,418
Bond	6.700	01-26-36	3,050,000	2,899,659
Bond	6.853	03-28-54	2,900,000	2,562,222
Bond	6.875	01-31-36	5,650,000	5,380,827
Poland 0.7%				5,838,699
Republic of Poland
Bond	4.875	10-04-33	3,020,000	2,927,286
Bond	5.500	04-04-53	3,020,000	2,911,413
Qatar 2.2%				19,496,206
State of Qatar
Bond (A)	4.817	03-14-49	10,000,000	8,894,659
Bond	4.817	03-14-49	7,500,000	6,670,994
Bond (A)	5.103	04-23-48	4,250,000	3,930,553
Romania 2.1%				18,375,083
Government of Romania
Bond	3.625	03-27-32	5,640,000	4,674,150
Bond	6.625	02-17-28	4,520,000	4,596,840
Bond	7.125	01-17-33	8,800,000	9,104,093
Saudi Arabia 3.8%				33,670,227
Kingdom of Saudi Arabia
Bond (A)	2.250	02-02-33	7,760,000	6,144,989
Bond (A)	5.000	01-18-53	12,600,000	10,786,154
Bond (A)	5.250	01-16-50	18,650,000	16,739,084
Senegal 0.3%				2,565,498
Republic of Senegal
Bond (A)	6.250	05-23-33	1,600,000	1,324,128
Bond	6.250	05-23-33	1,500,000	1,241,370
Serbia 0.1%				996,320
Republic of Serbia
Bond (A)	2.125	12-01-30	1,300,000	996,320
South Africa 1.7%				15,125,660
Republic of South Africa
Bond	4.300	10-12-28	3,300,000	2,966,040
Bond	5.875	04-20-32	8,000,000	7,175,680
Bond	7.300	04-20-52	5,800,000	4,983,940
Sri Lanka 0.4%				3,752,366
Republic of Sri Lanka
Bond	6.750	04-18-28	7,500,000	3,752,366
4	JOHN HANCOCK EMERGING MARKETS DEBT FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Turkey 4.8%				$42,355,680
Istanbul Metropolitan Municipality
Bond (A)(B)	6.375	12-09-25	8,150,000	7,725,075
Bond (A)	10.500	12-06-28	4,750,000	4,787,050
Republic of Turkey
Bond	4.250	04-14-26	2,500,000	2,341,500
Bond	5.875	06-26-31	10,000,000	8,762,500
Bond	5.950	01-15-31	5,000,000	4,425,680
Bond	6.000	01-14-41	18,650,000	14,313,875
Ukraine 0.8%				6,872,044
Republic of Ukraine
Bond (A)	7.253	03-15-35	22,800,000	5,358,000
GDP-Linked Bond (C)*	7.750	05-31-40	3,500,000	1,514,044
Uzbekistan 0.7%				5,809,329
Republic of Uzbekistan
Bond (A)	3.700	11-25-30	2,700,000	2,147,969

Bond (A)	5.375	02-20-29	4,000,000	3,661,360
Corporate bonds 46.6%				$412,798,414
(Cost $509,032,038)
Brazil 3.3%				29,347,184
Globo Comunicacao e Participacoes SA (A)	4.875	01-22-30	6,900,000	5,719,744
Globo Comunicacao e Participacoes SA (A)	5.500	01-14-32	3,000,000	2,478,006
MC Brazil Downstream Trading SARL (A)	7.250	06-30-31	5,797,510	4,421,355
Odebrecht Holdco Finance, Ltd. (A)(D)	20.035	09-10-58	1,671,394	2,658
Odebrecht Holdco Finance, Ltd. (D)	20.036	09-10-58	1,396,835	2,221
Odebrecht Oil & Gas Finance, Ltd., Zero Coupon (A)(E)	2.017	01-02-24	253,378	7,150
OEC Finance, Ltd. (7.500% Cash or 10.500% PIK) (A)(E)	7.500	01-02-24	1,825,263	131,328
OEC Finance, Ltd. (0.394% Cash and 7.284% PIK)	7.678	12-27-33	1,376,165	55,047
Petrobras Global Finance BV (B)	5.600	01-03-31	7,600,000	7,369,980
Petrobras Global Finance BV	6.850	06-05-15	10,376,000	9,159,695
Cayman Islands 0.7%				5,806,320
Oryx Funding, Ltd.	5.800	02-03-31	6,000,000	5,806,320
Chile 1.7%				15,052,043
Colbun SA	3.950	10-11-27	4,000,000	3,751,544
Corp. Nacional del Cobre de Chile	4.500	08-01-47	5,600,000	4,225,295
Corp. Nacional del Cobre de Chile (A)	5.125	02-02-33	4,800,000	4,469,013
Corp. Nacional del Cobre de Chile	5.125	02-02-33	2,800,000	2,606,191
China 0.7%				5,838,929
State Grid Overseas Investment 2014, Ltd.	4.850	05-07-44	6,235,000	5,838,929
Colombia 1.0%				8,808,944
Ecopetrol SA	5.875	05-28-45	9,700,000	6,910,794
Empresas Publicas de Medellin ESP (A)	4.250	07-18-29	2,300,000	1,898,150
Costa Rica 1.0%				9,093,087
Instituto Costarricense de Electricidad	6.375	05-15-43	10,980,000	9,093,087
Dominican Republic 1.3%				11,385,000
Aeropuertos Dominicanos Siglo XXI SA (A)	6.750	03-30-29	4,150,000	4,108,500
Aeropuertos Dominicanos Siglo XXI SA	6.750	03-30-29	7,350,000	7,276,500
Guatemala 0.9%				8,332,477
CT Trust (A)	5.125	02-03-32	5,600,000	4,652,477
Investment Energy Resources, Ltd. (A)	6.250	04-26-29	4,000,000	3,680,000
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS DEBT FUND	5

	Rate (%)	Maturity date	Par value^	Value
Hong Kong 0.5%				$4,018,158
Sinochem Overseas Capital Company, Ltd.	6.300	11-12-40	4,000,000	4,018,158
India 1.7%				15,306,248
Adani Ports & Special Economic Zone, Ltd. (A)	3.100	02-02-31	4,500,000	3,233,360
Adani Ports & Special Economic Zone, Ltd. (A)	4.200	08-04-27	4,100,000	3,546,500
Adani Ports & Special Economic Zone, Ltd. (A)	4.375	07-03-29	3,500,000	2,874,838
Shriram Finance, Ltd. (A)	4.400	03-13-24	5,700,000	5,651,550
Indonesia 5.4%				47,582,550
Cikarang Listrindo Tbk PT (A)	4.950	09-14-26	7,750,000	7,434,130
Pertamina Persero PT (A)	4.700	07-30-49	7,000,000	5,645,731
Pertamina Persero PT	6.000	05-03-42	8,200,000	7,854,180
Pertamina Persero PT (A)	6.000	05-03-42	14,300,000	13,696,924
Pertamina Persero PT (A)	6.450	05-30-44	8,500,000	8,521,756
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	4.875	07-17-49	5,600,000	4,429,829
Luxembourg 3.1%				27,268,119
Foresea Holding SA (A)	7.500	06-15-30	164,787	152,922
Kenbourne Invest SA (A)	4.700	01-22-28	3,881,000	2,018,120
Kenbourne Invest SA (A)	6.875	11-26-24	2,485,000	1,747,154
Millicom International Cellular SA (A)	4.500	04-27-31	758,000	606,980
Millicom International Cellular SA (A)(B)	5.125	01-15-28	5,220,000	4,714,483
Petrorio Luxembourg Trading Sarl (A)	6.125	06-09-26	8,750,000	8,512,451
Rede D’or Finance Sarl (A)	4.500	01-22-30	4,265,000	3,688,509
Simpar Europe SA (A)	5.200	01-26-31	7,000,000	5,827,500
Mauritius 0.3%				2,995,200
MTN Mauritius Investments, Ltd.	6.500	10-13-26	3,000,000	2,995,200
Mexico 9.7%				85,730,202
Banco Mercantil del Norte SA (7.500% to 6-27-29, then 10 Year CMT + 5.470%) (A)(E)	7.500	06-27-29	2,200,000	2,008,215
Banco Mercantil del Norte SA (7.500% to 6-27-29, then 10 Year CMT + 5.470%) (E)	7.500	06-27-29	830,000	757,550
BBVA Bancomer SA (8.450% to 6-29-33, then 5 Year CMT + 4.661%) (A)	8.450	06-29-38	6,600,000	6,618,734
Braskem Idesa SAPI (A)	6.990	02-20-32	4,790,000	3,095,394
Braskem Idesa SAPI	6.990	02-20-32	3,200,000	2,064,000
Cemex SAB de CV (A)	3.875	07-11-31	7,750,000	6,566,293
Credito Real SAB de CV (E)(F)	9.125	11-29-27	3,500,000	39,375
Credito Real SAB de CV (A)(F)	9.500	02-07-26	11,760,000	1,264,200
Infraestructura Energetica Nova SAPI de CV (A)	4.750	01-15-51	5,700,000	4,111,172
Infraestructura Energetica Nova SAPI de CV (A)(B)	4.875	01-14-48	2,800,000	2,041,115
Metalsa Sapi de CV	3.750	05-04-31	9,500,000	7,476,817
Mexico City Airport Trust (A)	5.500	10-31-46	7,100,000	5,548,243
Mexico City Airport Trust (A)	5.500	07-31-47	6,900,000	5,356,133
Mexico City Airport Trust	5.500	07-31-47	4,000,000	3,105,005
Petroleos Mexicanos	6.625	06-15-35	10,880,000	7,651,567
Petroleos Mexicanos	7.690	01-23-50	26,500,000	17,604,196
Petroleos Mexicanos (A)(B)	10.000	02-07-33	5,000,000	4,668,981
Trust Fibra Uno (A)(B)	6.950	01-30-44	6,600,000	5,477,212
Unifin Financiera SAB de CV (A)(F)	8.375	01-27-28	11,500,000	276,000
Netherlands 2.1%				18,910,178
Braskem Netherlands Finance BV (A)	4.500	01-10-28	11,150,000	9,671,503
Metinvest BV	7.750	10-17-29	6,500,000	3,770,000
Prosus NV (A)	4.027	08-03-50	8,870,000	5,468,675
6	JOHN HANCOCK EMERGING MARKETS DEBT FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Panama 0.3%					$2,861,923
AES Panama Generation Holdings SRL (A)	4.375	05-31-30		3,437,332	2,861,923
Paraguay 0.3%					2,375,000
Telefonica Celular del Paraguay SA (A)	5.875	04-15-27		2,500,000	2,375,000
Peru 4.5%					39,531,229
Atlantica Transmision Sur SA (A)	6.875	04-30-43		5,767,500	5,666,569
Banco BBVA Peru SA (5.250% to 9-22-24, then 5 Year CMT + 2.750%) (A)	5.250	09-22-29		2,300,000	2,253,827
Cia de Minas Buenaventura SAA (A)	5.500	07-23-26		4,000,000	3,690,858
Consorcio Transmantaro SA (A)	5.200	04-11-38		5,000,000	4,512,321
Hunt Oil Company Of Peru LLC Sucursal Del Peru (A)(B)	8.550	09-18-33		4,400,000	4,569,814
InRetail Consumer (A)	3.250	03-22-28		6,000,000	5,252,311
Kallpa Generacion SA (A)	4.875	05-24-26		2,890,000	2,793,744
Petroleos del Peru SA (A)	5.625	06-19-47		9,180,000	5,459,810
Petroleos del Peru SA	5.625	06-19-47		3,600,000	2,141,102
Volcan Cia Minera SAA (A)	4.375	02-11-26		6,000,000	3,190,873
Singapore 1.7%					15,220,677
LLPL Capital Pte, Ltd. (A)	6.875	02-04-39		5,792,523	5,400,944
Medco Bell Pte, Ltd. (A)	6.375	01-30-27		5,522,000	5,188,610
Medco Oak Tree Pte, Ltd. (A)	7.375	05-14-26		4,685,000	4,631,123
South Africa 0.5%					4,728,000
Eskom Holdings SOC Ltd.	8.450	08-10-28		4,800,000	4,728,000
Thailand 0.9%					7,823,264
GC Treasury Center Company, Ltd. (A)	5.200	03-30-52		3,000,000	2,393,115
PTTEP Treasury Center Company, Ltd. (A)(B)	6.350	06-12-42		2,600,000	2,642,801
Thaioil Treasury Center Company, Ltd. (A)	3.750	06-18-50		2,000,000	1,273,656
Thaioil Treasury Center Company, Ltd. (A)	5.375	11-20-48		1,800,000	1,513,692
Togo 0.4%					3,841,076
Banque Ouest Africaine de Developpement (A)	5.000	07-27-27		4,200,000	3,841,076
United Kingdom 2.7%					24,232,852
European Bank for Reconstruction & Development	5.000	01-27-25	BRL	47,000,000	9,123,942
IHS Holding, Ltd. (A)	6.250	11-29-28		5,800,000	4,620,280
Liquid Telecommunications Financing PLC (A)	5.500	09-04-26		6,000,000	3,540,000
MARB BondCo PLC (A)	3.950	01-29-31		9,000,000	6,948,630
United States 1.9%					16,709,754
ATP Tower Holdings LLC (A)	4.050	04-27-26		2,000,000	1,771,560
JBS USA LUX SA	3.625	01-15-32		5,000,000	4,091,525
Kosmos Energy, Ltd. (A)	7.750	05-01-27		3,200,000	2,941,440
Sasol Financing USA LLC	5.500	03-18-31		9,700,000	7,905,229

	Shares	Value
Common stocks 0.1%		$782,716
(Cost $6,135,041)
Canada 0.1%		392,204
Frontera Energy Corp. (C)	62,290	392,204
Luxembourg 0.0%		390,512
Drillco Holdings SA, Class B (A)(C)	1,602	39,049
Drillco Holdings SA, Class C (A)(C)	14,419	351,463

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS DEBT FUND	7

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 2.7%				$23,803,524
(Cost $23,798,944)
U.S. Government Agency 1.2%				10,638,000
Federal Agricultural Mortgage Corp. Discount Note	5.200	12-01-23	10,638,000	10,638,000

	Yield (%)	Shares	Value
Short-term funds 1.5%			13,165,524
John Hancock Collateral Trust (G)	5.4088(H)	1,316,539	13,165,524

Total investments (Cost $1,070,776,105) 99.0%	$877,281,109
Other assets and liabilities, net 1.0%	8,872,604
Total net assets 100.0%	$886,153,713

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
BRL	Brazilian Real
EUR	Euro
IDR	Indonesian Rupiah
INR	Indian Rupee
MXN	Mexican Peso

Security Abbreviations and Legend
CMT	Constant Maturity Treasury
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $437,736,004 or 49.4% of the fund’s net assets as of 11-30-23.
(B)	All or a portion of this security is on loan as of 11-30-23. The value of securities on loan amounted to $12,926,804.
(C)	Non-income producing security.
(D)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(E)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(F)	Non-income producing - Issuer is in default.
(G)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(H)	The rate shown is the annualized seven-day yield as of 11-30-23.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
The fund had the following sector composition as a percentage of net assets on 11-30-23:
Foreign government obligations	49.6%
Energy	15.4%
Utilities	7.0%
Materials	6.1%
Financials	5.5%
Industrials	4.9%
Communication services	4.0%
Consumer staples	1.9%
Consumer discretionary	1.5%
Health care	0.4%
Short-term investments and other	3.7%
TOTAL	100.0%
8	JOHN HANCOCK EMERGING MARKETS DEBT FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
10-Year U.S. Treasury Note Futures	68,500	Long	Mar 2024	$74,521,789	$75,275,078	$753,289
						$753,289
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	7,598,180	EUR	6,940,000	TD	1/17/2024	$28,291	—
						$28,291	—

Derivatives Currency Abbreviations
EUR	Euro
USD	U.S. Dollar

Derivatives Abbreviations
OTC	Over-the-counter
TD	The Toronto-Dominion Bank
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS DEBT FUND	9

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Futures contracts whose settlement prices are determined as of the close of the NYSE are typically valued based on the settlement price while other futures contracts are typically valued at the last traded price on the exchange on which they trade. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of November 30, 2023, by major security category or type:
	Total value at 11-30-23	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Foreign government obligations	$439,896,455	—	$439,896,455	—
Corporate bonds	412,798,414	—	412,798,414	—
Common stocks	782,716	$392,204	390,512	—
Short-term investments	23,803,524	13,165,524	10,638,000	—
Total investments in securities	$877,281,109	$13,557,728	$863,723,381	—
Derivatives:
Assets
Futures	$753,289	$753,289	—	—
Forward foreign currency contracts	28,291	—	$28,291	—
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
10	|

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	1,316,539	$5,786,747	$19,970,020	$(12,595,459)	$772	$3,444	$48,834	—	$13,165,524
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
|	11